Fair value measurements (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets transferred between fair value measurement levels	$ 0
Fair Value Measurements Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value	0
Financial liabilities measured at fair value	0
Impairment of non-financial assets and liabilities at fair value	0	$ 0
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value	0
Financial liabilities measured at fair value	0
Non-financial assets measured at fair value	0
Non-financial liabilities measured at fair value	$ 0